Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Profit	€ 51.2	€ 62.6	€ 100.5	€ 110.0
Other comprehensive income/(loss):
Actuarial gains/(losses) on defined benefit pension plans	3.4	(34.6)	27.6	(8.5)
Taxation (charge)/credit on measurement of defined benefit pension plans	(1.4)	11.1	(8.4)	2.7
Items not reclassified to the Statement of Profit or Loss	2.0	(23.5)	19.2	(5.8)
(Loss)/gain on investment in foreign subsidiary, net of hedge	(0.2)	(4.7)	6.3	(9.8)
Effective portion of changes in fair value of cash flow hedges and cost of hedging	9.7	(5.9)	15.4	17.9
Taxation (charge)/credit relating to components of other comprehensive income	(1.7)	2.7	(4.9)	(2.4)
Items that may be subsequently reclassified to the Statement of Profit or Loss	7.8	(7.9)	16.8	5.7
Other comprehensive income/(loss) for the period, net of tax	9.8	(31.4)	36.0	(0.1)
Total comprehensive income for the period	61.0	31.2	136.5	109.9
Equity owners of the parent	61.0	31.2	136.5	110.0
Non-controlling interests	€ 0.0	€ 0.0	€ 0.0	€ (0.1)